Condensed Consolidated Statements of Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net income	$ 9,853	$ 5,248	$ 5,233	$ 12,840	$ 13,967	$ 17,291	$ 14,961
Other comprehensive income (loss):
Foreign currency translation adjustments (net of tax)	(19,823)	(14,793)	(29,024)	(6,463)	(20,524)	(1,198)	767
Unrealized gain (loss) on short-term investments (net of tax)	209	(491)	618	(642)	(782)	(99)	263
Defined benefit pension plan adjustments	96		(4,149)
Total other comprehensive income (loss), net of tax	(19,518)	(15,284)	(32,555)	(7,105)	(21,306)	(1,297)	1,030
Less: Comprehensive loss attributable to noncontrolling interests	(655)	(515)	(1,623)	(1,233)	(1,802)	(395)
Currency translation adjustments attributable to noncontrolling interests		12		29
Comprehensive income (loss) attributable to HomeAway, Inc.	$ (9,010)	$ (9,509)	$ (25,699)	$ 6,997	$ (5,537)	$ 16,389	$ 15,991